Cash and cash equivalents and Restricted cash (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Cash and cash equivalents [abstract]
Cash on hand	$ 39	$ 0
Cash at banks	1,549	2,756
Total	$ 1,588	$ 2,756	$ 826	$ 163